NONCONSOLIDATED AFFILIATES AND RELATED COMPANY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2010
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investment [Table Text Block]

Principal Nonconsolidated Affiliates at December 31	Ownership Interest
	2010	2009	2008
Americas Styrenics LLC (1)	—	50%	50%
Compañía Mega S.A.	28%	28%	28%
Dow Corning Corporation	50%	50%	50%
EQUATE Petrochemical Company K.S.C.	42.5%	42.5%	42.5%
Equipolymers	50%	50%	50%
The Kuwait Olefins Company K.S.C.	42.5%	42.5%	42.5%
MEGlobal	50%	50%	50%
The OPTIMAL Group of Companies: (2)
OPTIMAL Chemicals (Malaysia) Sdn. Bhd.	—	—	50%
OPTIMAL Glycols (Malaysia) Sdn. Bhd.	—	—	50%
OPTIMAL Olefins (Malaysia) Sdn. Bhd.	—	—	23.75%
The SCG-Dow Group:
Siam Polyethylene Company Limited	49%	49%	49%
Siam Polystyrene Company Limited	50%	50%	50%
Siam Styrene Monomer Co., Ltd.	50%	50%	50%
Siam Synthetic Latex Company Limited	50%	50%	50%
Univation Technologies, LLC	50%	50%	50%
(1) On June 17, 2010, the Company completed the sale of its ownership interest in Americas Styrenics LLC; see Note E.
(2) On September 30, 2009, the Company completed the sale of its ownership interest in the OPTIMAL Group of Companies; see Note E.

Equity Method Investment Summarized balance sheet information [Table Text Block]

Summarized Balance Sheet Information at December 31
In millions	2010	2009
Current assets	$8,357	$6,916
Noncurrent assets	14,717	14,538
Total assets	$23,074	$21,454
Current liabilities	$4,338	$4,147
Noncurrent liabilities	11,345	10,504
Total liabilities	$15,683	$14,651
Noncontrolling interests	$647	$582

Equity Method Investment Summarized income statement information [Table Text Block]

Summarized Income Statement Information
In millions	2010 (1)	2009 (2)	2008 (3)
Sales	$14,702	$12,590	$15,508
Gross profit	$3,833	$2,910	$4,064
Net income	$2,189	$1,281	$1,940
(1) The summarized income statement information for 2010 includes the results for Americas Styrenics LLC from January 1, 2010 through June 17, 2010; see Note E.
(2) The summarized income statement information for 2009 includes the results for the OPTIMAL Group of Companies from January 1, 2009 through September 30, 2009; see Note E.
(3) The summarized income statement information for 2008 includes the results for Americas Styrenics LLC from May 1, 2008 through December 31, 2008.

Related Party Transactions Disclosure [Text Block]

Impact of Sales to MEGlobal by Operating Segment
Percent of segment sales	2010	2009	2008
Feedstocks and Energy	6%	7%	7%